Accumulated other comprehensive loss	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Accumulated other comprehensive loss

9.    Accumulated other comprehensive loss

In the first half of 2021 and 2020, accumulated other comprehensive loss decreased with unrealized income of $10,463, and increased with unrealized losses of $24,320, respectively, which resulted from changes in fair value of financial instruments.